Earnings Per Share (Details) - USD ($)	2 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Numerator:
Net loss	$ (315,602)	$ (4,507,799)
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	160,823,831	193,981,153
Stock options
Weighted-average shares outstanding - Diluted	160,823,831	193,981,153
Earnings per share
-Basic	$ 0.00	$ 0.02
-Diluted	$ 0.00	$ 0.02